Operating Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of expenses by nature [line items]
Share-based compensation expenses	$ (1,379)	$ (3,408)	$ (2,362)
Recognized government grants as a reduction of research and development expenses	300	800	500
Research and development
Disclosure of expenses by nature [line items]
Employee salary and benefit expenses, excluding share-based compensation	(6,794)	(3,337)	(2,586)
Share-based compensation expenses	(1,051)	(1,496)	(1,021)
Depreciation	(273)	(92)	(65)
External expenses	(11,465)	(5,977)	(4,544)
Total	(19,583)	(10,902)	(8,216)
General and administrative
Disclosure of expenses by nature [line items]
Employee salary and benefit expenses, excluding share-based compensation	(1,824)	(1,098)	(517)
Share-based compensation expenses	(328)	(1,912)	(1,341)
Professional fees	(4,028)	(2,644)	(773)
Depreciation	(71)	(12)	(16)
Total	$ (6,251)	$ (5,666)	$ (2,647)